Note 4 - Fair Value Measurements (Details) - Marketable Securities Investment Portfolio Measured At Fair Value on a Recurring Basis - USD ($)	Jan. 31, 2016	Jan. 31, 2015
Level 1
Short-Term Marketable Securities		$ 0
Fair Value, Inputs, Level 1 [Member] | Short-term Marketable Securities [Member] | Fair Value, Measurements, Recurring [Member]
Level 1
Short-Term Marketable Securities	$ 4,667,000
Short-Term Marketable Securities
Short-Term Marketable Securities	$ (28,000)
Short-Term Marketable Securities	$ 4,639,000